Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cost
As at January 1	$ 31,709	$ 24,350
Additions	1,595	3,045
Disposals	(68)	(12)
Exchange differences	507	447
As at June 30	33,743	27,830
Accumulated depreciation
As at January 1	17,489	14,396
Depreciation	1,635	1,263
Disposals	(62)	(11)
Exchange differences	265	258
As at June 30	19,327	15,906
Net book value	14,416	11,924	$ 14,220
Buildings
Cost
As at January 1	2,372	2,232
Exchange differences	40	40
As at June 30	2,412	2,272
Accumulated depreciation
As at January 1	1,141	971
Depreciation	56	52
Exchange differences	18	18
As at June 30	1,215	1,041
Net book value	1,197	1,231
Leasehold improvements
Cost
As at January 1	9,057	6,296
Additions	80	228
Transfers	209	128
Exchange differences	141	113
As at June 30	9,487	6,765
Accumulated depreciation
As at January 1	5,296	4,249
Depreciation	569	410
Exchange differences	79	77
As at June 30	5,944	4,736
Net book value	3,543	2,029
Plant and equipment
Cost
As at January 1	2,568	86
Additions	2	39
Transfers	748	1,300
Exchange differences	38	3
As at June 30	3,356	1,428
Accumulated depreciation
As at January 1	499	71
Depreciation	159	55
Transfers		239
Exchange differences	6	1
As at June 30	664	366
Net book value	2,692	1,062
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	15,154	13,976
Additions	492	509
Disposals	(68)	(12)
Transfers	208	(847)
Exchange differences	243	247
As at June 30	16,029	13,873
Accumulated depreciation
As at January 1	10,553	9,105
Depreciation	851	746
Disposals	(62)	(11)
Transfers		(239)
Exchange differences	162	162
As at June 30	11,504	9,763
Net book value	4,525	4,110
Construction in progress
Cost
As at January 1	2,558	1,760
Additions	1,021	2,269
Transfers	(1,165)	(581)
Exchange differences	45	44
As at June 30	2,459	3,492
Accumulated depreciation
Net book value	$ 2,459	$ 3,492